UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [X]; Amendment Number: 01___
This Amendment (Check only one.): [X]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert P. Lavigne
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Robert P. Lavigne	Wellesley, MA   11/23/2010
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total:  $201790
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]





Qty	Security	Cusip	Value
26059	3m Company	88579Y101	2260000
52497	Abbott Lab	002824100	2742000
1131970	Affil Mngrs Grp	004764106	42947000
2951	Airgas, Inc.	009363102	230000
4265	Ameriprise Finl	03076c106	202000
4720	Amgen		031162100	260000
8024	Apple Computer	037833100	2277000
81017	AT&T Inc Com	00206R102	2317000
25329	Auto Data Proc	053015103	1065000
34221	Bank of Amer	060505104	448000
4	Berkshire HathB	084670207	498000
19180	Bhp Billiton 	088606958	1487000
15450	Biotech Holdrs	09037d201	1179000
88253	Bristol Myers 	110122108	2393000
74161	Broadcom Cl A	111320107	2011000
4058	Caterpillar Inc	149123101	319000
48991	Chevron Texaco	166764100	3971000
37684	Ciena Corp	171779ab7	3054000
35672	Cisco Sys Inc	17275r102	781000
98545	Citigroup Inc	172967101	385000
37318	Clorox		189054109	2491000
45034	Coca Cola	191216100	2635000
41333	Colgate Palm	194162103	3177000
30660	Conocophillips	20825C104	1761000
26824	Consol Edison 	209115104	1293000
5300	CullenFrostBank	229899109	293000
35369	Dell Inc	24702R101	459000
7635	Dominion Res	25746u109	253000
79268	EatVnc TaxMnGlb	27829F108	867000
50513	Energy Transfer	29273R109	2439000
67518	EV Tax ManGlBuy	27829C105	739000
33880	Exxon Mobil 	30231G102	2093000
5836	Fedex Corp 	3142Bx106	361000
21700	General Dynam	369550108	1363000
152595	General Elect	369604103	2480000
1860	Goldman Sachs	38141G104	269000
45768	Heinz		423074103	2168000
43328	Helmerich&Payne	423452101	2052000
5554	Hewlett Packard	428236103	225000
75166	Home Depot	437076102	2381000
74676	Honda Motors 	438128308	2366000
52461	Honeywell, Inc.	438516106	2305000
111383	Intel Corp	458140100	2139000
30852	Inter Bus Mach	459200101	4138000
121896	IshDJSel DivIdx	464287168	5710000
69536	IshMSCI EafeIdx	464287465	3819000
20920	IshMSCI JapInd	464286848	207000
167989	IshRsl 1000 Idx	464287622	8630000
51185	IshRsl 1000Va	464287598	3232000
61569	IshRsl 2000 Gr	464287648	3632000
39083	IshRsl 2000Idx 	464287655	2921000
40301	IshRsl 2000 Val	464287630	2720000
17889	IshRsl 3000 Ind	464287689	1109000
10364	IshRsl 3000 Val	464287663	699000
14079	IshSP 500 Indx	464287953	568000
18405	IshSP India 50	464289529	552000
21715	IshSP Mid400Idx	464287507	1594000
116213	IshSP US PfdStk	464288687	4623000
52969	Johns&Johns	478160104	3282000
14410	JP Morgan Chase	46625H100	548000
24492	Kimberly-Clark	494368103	1593000
6533	Kinder MorgEnrg	494550106	448000
34927	McDonalds Corp.	580135101	2602000
27842	Mckesson  Inc.	58155q103	2074000
14105	Merck & Co.	589331107	519000
13855	Metlife Inc	59156r108	510000
4580	National Oilwl	637071101	204000
10240	Occidental Pet	674599105	802000
27592	Oracle Corp	68389X105	741000
90219	Procter & Gamb	742718109	5410000
10696	Public Service	744573106	334000
23140	PwrshQQQ TrSr1	73935A104	1135000
21727	RdxETFS&P500Eql	78355W106	921000
5495	Ryl Dtch Shl B	780259107	206000
10433	Ryl Dtch Shl A 	780259206	629000
5665	Ryl Dtch ShlADR	780259107	342000
10710	San Juan Basin	798241105	265000
27764	Sanmina Corp	800907206	335000
33793	SctrSpdrIntFin	78355W205	485000
15993	SctrSpdrIntUt	81369y886	368000
27018	Southern Co.	842587107	1006000
4425	Spdr S&P Divid	78464A763	222000
8158	SPDRDJ ETF TR	78467x109	880000
3219	SpdrGld Shs	78463V107	347000
78183	Sysco Corp.	871829107	2230000
3935	Thermo Fisher	883556102	208000
8815	Thomson Reuters	884903105	362000
34266	Travelers Inc.	89417e109	1785000
33367	Unilever NVCert	904784709	997000
49647	Unilever PlcADR	904767704	1445000
30405	Untd Parcel Svc	911312106	2028000
29141	Untd Techn	913017109	2076000
30150	US Oil Field	91167q100	2011000
6615	Verizon		92343v104	216000
4965	Vngrd Grwth Idx	922908736	259000
38282	WellpointHealth	94973v107	1368000
16189	Wells Fargo	949746101	407000
23676	WT Tr Defa Fd	97717W695	1070000
31726	WT Tr Div Tp100	97717W406	1401000
25011	WT Tr EmerMkts	97717w315	1105000
5950	WTTrIntlLgcpDiv	97717W794	256000
64214	WT Tr MidDiv	97717W505	2740000
25971	WT Tr TotDiv	97717W109	1118000
20658	WTIntl MidDiv	97717W778	911000